RELATED PARTY TRANSACTIONS (Details) $ in Thousands			9 Months Ended	11 Months Ended	12 Months Ended
	Jul. 12, 2018 USD ($)	Sep. 05, 2015 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Term of Charter					5 years
Notional Amount					$ 637,200	$ 250,000
Covenant, net debt to EBITDA leverage ratio, maximum					6.5
Debt guarantee					$ 455,300
PT Pesona
Related Party Transaction [Line Items]
Expenses from transactions with related party					$ 900	500	$ 400
Golar LNG Limited
Related Party Transaction [Line Items]
Notification period for indemnification					5 years
PTGI | PT Pesona
Related Party Transaction [Line Items]
Ownership percentage					51.00%
Golar, Keppel, and B&V
Related Party Transaction [Line Items]
Operating expense reimbursement			50.00%
Operating expense reimbursement, threshold			$ 32,400
Operating expense reimbursement, withholding taxes			50.00%
Operating expense reimbursement, withholding taxes, threshold			$ 4,200
Operating expense reimbursement, maximum exposure, period			8 years
Operating expense reimbursement, maximum			$ 20,000
Golar Hilli LLC | Fortune Lianjiang Shipping
Related Party Transaction [Line Items]
Covenants, free liquid assets	$ 30,000
Covenant, net debt to EBITDA leverage ratio, maximum	6.5
Consolidated net worth requirement	$ 123,950
Hilli LLC
Related Party Transaction [Line Items]
Business acquisition, percentage of interests acquired	50.00%				50.00%
Other Current and Non Current Liabilities
Related Party Transaction [Line Items]
Guarantees, fair value disclosure					$ 10,300
Interest Rate Swap
Related Party Transaction [Line Items]
Notional Amount					$ 1,783,325	1,335,307
Interest Rate Swap | Hilli LLC
Related Party Transaction [Line Items]
Notional Amount						$ 480,000
Hilli Facility [Member] | Hilli LLC
Related Party Transaction [Line Items]
Long-term debt, term		10 years
Face amount of debt instrument		$ 960,000
Percentage of quarterly repayments of construction costs		1.375%
Margin on LIBOR		3.95%
Tunda Corp | Golar Tundra
Related Party Transaction [Line Items]
Purchase consideration				$ 254,600